Investments in associates and joint venture - Statements of profit or loss of Tinka under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Investments in associates [Line Items]
Net Profit	$ 830,188	$ 416,263	$ 32,682
Share in results	307,920	189,847	152,225
Tinka resources Ltd
Disclosure of Investments in associates [Line Items]
Net Profit	(729)	(5,363)	(6,832)
Share in results	$ (2,911)	$ (817)	$ (1,320)
Transportadora Callao SA
Disclosure of Investments in associates [Line Items]
Percentage of voting equity interests acquired	8.00%